Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 202.4	€ 163.5
Property, plant and equipment	322.5	227.0
Right-of-use assets	197.9	99.0
Other financial assets	21.3	0.0
Other assets	0.8	1.0
Deferred expenses	13.6	0.0
Deferred tax assets	0.0	161.2
Total non-current assets	758.5	651.7
Current assets
Inventories	502.5	64.1
Trade and other receivables	12,381.7	165.5
Other financial assets	381.6	137.2
Other assets	64.9	61.0
Income tax assets	0.4	0.9
Deferred expenses	48.5	28.0
Cash and cash equivalents	1,692.7	1,210.2
Total current assets	15,072.3	1,666.9
Total assets	15,830.8	2,318.6
Equity
Share capital	246.3	246.3
Capital reserve	1,674.4	1,514.5
Treasury shares	(3.8)	(4.8)
Retained earnings / (accumulated losses)	9,882.9	409.6
Other reserves	93.9	25.4
Total equity	11,893.7	1,371.8
Non-current liabilities
Loans and borrowings	171.6	231.0
Other financial liabilities	6.1	31.5
Income tax liabilities	4.4	0.0
Provisions	184.9	5.5
Contract liabilities	9.0	71.9
Other liabilities	12.8	0.7
Deferred tax liabilities	66.7	0.2
Total non-current liabilities	455.5	340.8
Current liabilities
Loans and borrowings	129.9	9.1
Trade payables	160.0	102.3
Other financial liabilities	1,190.4	74.1
Government grants	3.0	92.0
Refund liabilities	90.0	0.0
Income tax liabilities	1,568.9	0.0
Provisions	110.2	0.9
Contract liabilities	186.1	299.6
Other liabilities	43.1	28.0
Total current liabilities	3,481.6	606.0
Total liabilities	3,937.1	946.8
Total equity and liabilities	€ 15,830.8	€ 2,318.6